Subordinated debentures - Summary of Net of Holdings in Debentures (Detail) $ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Oct. 31, 2021 CAD ($)	Oct. 31, 2021 USD ($)	Oct. 31, 2021 TTD ($)	Oct. 31, 2020 CAD ($)
Disclosure of Detailed Information About Borrowings [Line items]
Dated subordinated liabilities	$ 9,606			$ 9,879
Deferred financing costs	(13)			(12)
Subordinated debentures	$ 9,593			9,867
July 15, 2022 [member]
Disclosure of Detailed Information About Borrowings [Line items]
Maturity	July 15, 2022
Interest rate	5.38%	5.38%	5.38%
Dated subordinated liabilities	$ 188	$ 150		205
June 8, 2023 [member]
Disclosure of Detailed Information About Borrowings [Line items]
Maturity	June 8, 2023
Interest rate	9.30%	9.30%	9.30%
Dated subordinated liabilities	$ 110			110
January 20, 2026 [member]
Disclosure of Detailed Information About Borrowings [Line items]
Maturity	January 20, 2026
Redemption date	Jan. 20, 2021
Interest rate	3.31%	3.31%	3.31%
Dated subordinated liabilities				1,501
January 27, 2026 [member]
Disclosure of Detailed Information About Borrowings [Line items]
Maturity	January 27, 2026
Interest rate	4.65%	4.65%	4.65%
Dated subordinated liabilities	$ 1,916	$ 1,500		2,148
September 29, 2026 [member]
Disclosure of Detailed Information About Borrowings [Line items]
Maturity	September 29, 2026
Redemption date	Sep. 29, 2021
Interest rate	3.45%	3.45%	3.45%
Dated subordinated liabilities				1,017
November 1, 2027 [member]
Disclosure of Detailed Information About Borrowings [Line items]
Maturity	November 1, 2027
Redemption date	Nov. 01, 2022
Interest rate	4.75%	4.75%	4.75%
Dated subordinated liabilities	$ 55		$ 300	59
July 25, 2029 [Member]
Disclosure of Detailed Information About Borrowings [Line items]
Maturity	July 25, 2029
Redemption date	Jul. 25, 2024
Interest rate	2.74%	2.74%	2.74%
Dated subordinated liabilities	$ 1,499			1,559
December 23, 2029 [member]
Disclosure of Detailed Information About Borrowings [Line items]
Maturity	December 23, 2029
Redemption date	Dec. 23, 2024
Interest rate	2.88%	2.88%	2.88%
Dated subordinated liabilities	$ 1,489			1,578
June 30, 2030 [Member]
Disclosure of Detailed Information About Borrowings [Line items]
Maturity	June 30, 2030
Redemption date	Jun. 30, 2025
Interest rate	2.09%	2.09%	2.09%
Dated subordinated liabilities	$ 1,250			1,247
October 1, 2083 [member]
Disclosure of Detailed Information About Borrowings [Line items]
Maturity	October 1, 2083
Dated subordinated liabilities	$ 224			224
Redemption date	Any interest payment date
June 29, 2085 [member]
Disclosure of Detailed Information About Borrowings [Line items]
Maturity	June 29, 2085
Dated subordinated liabilities	$ 215	$ 174		$ 231
Redemption date	Any interest payment date
November 3, 2031 [Member]
Disclosure of Detailed Information About Borrowings [Line items]
Maturity	November 3, 2031
Redemption date	Nov. 03, 2026
Interest rate	2.14%	2.14%	2.14%
Dated subordinated liabilities	$ 1,717
January 28, 2033 [Member]
Disclosure of Detailed Information About Borrowings [Line items]
Maturity	January 28, 2033
Redemption date	Jan. 28, 2028
Interest rate	1.67%	1.67%	1.67%
Dated subordinated liabilities	$ 943